Exhibit 99.1

KPMG LLP 1676 International Drive McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Exeter Finance Corp. (the “Company”)

Citigroup Global Markets, Inc.

Deutsche Bank Securities Inc.

(together with the Company, the “Specified Parties”)

Re: Exeter Automobile Receivables Trust 2017-2, Automobile Receivables Backed Notes (“Notes”)

We have performed the procedures described below, which were agreed to by the Specified Parties, in their evaluation of the accuracy of certain information pertaining to the pool of automobile loan contracts which we were informed are intended to be included as collateral in the offering of the Notes. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were attributable to rounding.

•	The term “rounding” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

•	The term “Loans” means automobile loan contracts secured by new and used automobiles, light duty trucks, minivans and sport utility vehicles.

•	The term “Data File” means the electronic data file provided to us by the Company on March 20, 2017, containing certain information related to 13,502 Loans as of the close of business on March 16, 2016.

•	The term “Source Documents” means some or all of the following information sources: Sales Contract, Shaw Loan Operating System, Global Search imaging system, Customer Acquisition and Life Cycle Management System (“CALMS”), and APLNContract within the Company’s data warehouse (“APLNContract”). The Source Documents, furnished to us by the Company, were represented by the Company to be either the original Source Document, a copy of the original Source Document, and/or electronic records contained within the Company’s servicing system. We make no representation regarding the validity or accuracy of these documents or the execution of the Sales Contract by the borrower.

•	The term “Title Certificate” means a Certificate of Title, Application for Title, Title Holder’s Release Form, Confirmation of Security Interest, Notification of Lien Perfection, Notice of Security Interest, Title Application Receipt, Reassignment of Title, Lien Holder’s Release Form, and/or Notice of Lien Application provided to us by the Company.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative (“KPMG International”), a Swiss entity.

•	The term “Application for Financing” means the Application, Credit Bureau Report, Truth-in Lending Disclosure Statement, and Agreement to Provide Insurance provided to us by the Company.

•	The term “Company Provided Information” means the Source Documents, Title Certificate, and Application for Financing.

The Company is responsible for the information contained in the Data File.

A.	We were instructed by the Company to randomly select 150 Loans from the Data File (the “Selected Loans”). For the purpose of this procedure, the Company did not inform us as to the basis for how they determined the number of Loans that we were instructed to randomly select from the Data File. A listing of the Selected Loans is attached hereto as Exhibit A.

At the request of the Specified Parties, we performed the following procedures for each Selected Loan:

B.	We compared the attributes listed below in the Data File to the corresponding information appearing on or derived from the Source Documents. Where more than one Source Document is listed, we compared the Source Documents in the order listed below until such attribute was agreed.

Attribute	Source Document(s)
Vehicle Identification Number (VIN)	Sales Contract, Shaw Loan Operating System
Origination Date	Sales Contract, Shaw Loan Operating System
Monthly P&I Payment	Sales Contract, Shaw Loan Operating System
Original Amount Financed	Sales Contract, Shaw Loan Operating System
Original Term to Maturity	Sales Contract, Shaw Loan Operating System
Annual Percentage Rate (APR)	Sales Contract, Shaw Loan Operating System
Model Type (New/Used)	CALMS, Sales Contract
Vehicle Model Year	CALMS, Sales Contract
Vehicle Make	CALMS, Sales Contract
Vehicle Model	CALMS, Sales Contract
Borrower State (current)	Sales Contract, Shaw Loan Operating System
FICO Score	CALMS, Shaw Loan Operating System, APLNContract
Custom Score	CALMS, Shaw Loan Operating System, APLNContract

We found the information listed in the Data File to be in agreement with the corresponding information in the respective Source Documents noted above.

C.	We compared the VIN on the Title Certificate to the VIN listed in the Data File and found such information to be in agreement. We make no representation as to the validity of the Title Certificate.

D.	We read the Sales Contract and found that both the borrower state address and dealer state address were located within the United States.

E.	We were provided access to the Company’s CALMS system or Global Search system and found that the Underwriting Overview screen capture had an employee credit approval notation. We make no representation regarding to the validity of such approval.

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F.	We were provided access to the Company’s Global Search system and observed the existence of (i) an electronic copy of the Title Certificate listing the Company as the security interest holder of the vehicle, and (ii) an electronic copy of a Credit Application or an Application for Financing. We make no representation as to the enforceability of such security interest or the validity of such application.

There were no conclusions that resulted from the procedures.

We were not engaged to, and did not, conduct an audit, examination, or review, the objective of which would be the expression of an opinion or conclusion on the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies, assumptions and information indicated in the Data File and information and instructions provided by the Company, without verification or evaluation of such information or instructions by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, instructions, assumptions or information provided to us by the Company, (ii) the physical existence of the Loans, (iii) the reliability or accuracy of the Company Provided Information, (iv) the adequacy of the disclosures in the Data File or as to whether any of the statements expressed therein omit any material facts, or (v) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Loan being securitized, (iii) the compliance of the originator of the Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Loans that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

April 3, 2017

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Exhibit A

Selected Loan Number	Account Number
1	2695418
2	2732415
3	52535278
4	53698924
5	54592769
6	55600235
7	55987981
8	56514484
9	56653207
10	57001653
11	57103295
12	57307767
13	57330348
14	57367047
15	57489331
16	58073251
17	58231166
18	58283483
19	58287341
20	58454668
21	58460061
22	58535159
23	58547995
24	58612728
25	58749143
26	58779256
27	59038344
28	59115153
29	59151510
30	59231087
31	59245633
32	59256058
33	59410721
34	59468338
35	59470997
36	59522479
37	59532288
38	59534298

Selected Loan Number	Account Number
51	59714076
52	59717060
53	59723203
54	59725296
55	59734351
56	59744699
57	59756190
58	59756415
59	59769280
60	59770345
61	59771759
62	59773108
63	59773477
64	59773890
65	59775408
66	59790608
67	59795952
68	59802485
69	59808990
70	59814598
71	59815244
72	59830498
73	59835124
74	59839976
75	59842506
76	59842558
77	59845692
78	59850171
79	59854263
80	59869780
81	59876472
82	59885185
83	59886050
84	59891813
85	59898558
86	59917999
87	59920605
88	59921083

Selected Loan Number	Account Number
101	59994146
102	59994275
103	59995969
104	60011352
105	60013530
106	60014098
107	60015755
108	60017015
109	60023913
110	60032804
111	60033149
112	60033352
113	60048554
114	60050565
115	60056660
116	60057298
117	60059628
118	60070078
119	60071092
120	60079638
121	60080188
122	60083457
123	60083687
124	60093473
125	60098080
126	60101831
127	60112130
128	60125323
129	60127787
130	60130445
131	60131398
132	60134932
133	60140384
134	60144209
135	60149818
136	60162122
137	60166485
138	60168620

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Selected Loan Number	Account Number
39	59573270
40	59616494
41	59633267
42	59640680
43	59643423
44	59667199
45	59673028
46	59684986
47	59695497
48	59698038
49	59699633
50	59700491

Selected Loan Number	Account Number
89	59923462
90	59923580
91	59927032
92	59941624
93	59949281
94	59961686
95	59979589
96	59979950
97	59980407
98	59981715
99	59987464
100	59990519

Selected Loan Number	Account Number
139	60194558
140	60197267
141	60225134
142	60227075
143	60236318
144	60237291
145	60253991
146	60259689
147	60298453
148	60302438
149	60383479
150	60472780

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